Registration No. 333-130988
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|

           Pre-Effective Amendment No.                                     | |
                                       ----


           Post-Effective Amendment No.  8                                 |X|
                                       ----

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|


           Amendment No. 227                                               |X|
                         ---
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On April 30, 2010 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On ________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under group variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 8 ("PEA") on Form N-4 Registration Statement No. 333-130988 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements to the Prospectuses, as applicable. The PEA does not amend the Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS DATED MAY 1, 2010
EQUI-VEST(R) STRATEGIES(SM) (SERIES 900)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2010, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available 16 new variable investment options. These variable investment options invest in different affiliated and unaffiliated Portfolios managed by professional investment advisers.

1. The names of the variable investment options are added to the cover page of your Prospectus as follows:


     --------------------------------------------------------------------------
     VARIABLE INVESTMENT OPTIONS
     --------------------------------------------------------------------------
     FIXED INCOME
     --------------------------------------------------------------------------
     o Ivy Funds VIP High Income
     --------------------------------------------------------------------------
     DOMESTIC STOCKS
     --------------------------------------------------------------------------
     o AXA Tactical Manager 400-I
     o AXA Tactical Manager 500-I
     o AXA Tactical Manager 2000-I
     o Fidelity(R) VIP Contrafund(R)
     o Invesco V.I. Mid Cap Core Equity
     o Invesco V.I. Small Cap Equity
     o Ivy Funds VIP Energy
     o MFS(R) Investors Growth Stock Series
     o MFS(R) Investors Trust Series
     o MFS(R) Technology
     o MFS(R) Utilities
     --------------------------------------------------------------------------
     INTERNATIONAL STOCKS
     --------------------------------------------------------------------------
     o AXA Tactical Manager International-I
     o Invesco V.I. Global Real Estate Fund
     o Lazard Retirement Emerging Markets Equity
     o MFS(R) International Value
    ---------------------------------------------------------------------------


The paragraph following the table listing the variable investment options is deleted and replaced with the following:

   You may allocate amounts to any of the variable investment options selected by your employer. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of one of the following trusts: AIM Variable Insurance Funds - Series II, AXA Premier VIP Trust, EQ Advisors Trust, Fidelity(R) Variable Insurance Products - Service Class 2, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc. - Service Shares and MFS(R) Variable Insurance Trusts - Service Class (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under your contract. These investment options are discussed later in this prospectus.


888-120 (8/10)                                       Catalog No. 145396 (8/10)
EV Strategies (900)/IF (SAR)                                             x03275

2. FEE TABLE

   The "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" are restated as follows:



   -----------------------------------------------------------------------------
   PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2009        Lowest     Highest
   (expenses that are deducted from Portfolio assets         ------     -------
   including management fees,                                 0.39       4.62
   12b-1 fees, service fees and/or other expenses)
--------------------------------------------------------------------------------
The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------
                                         MANAGEMENT                        OTHER
 PORTFOLIO NAME                           FEES(5)      12B-1 FEES(6)   EXPENSES(7)
------------------------------------------------------------------------------------
  EQ ADVISORS TRUST
------------------------------------------------------------------------------------
AXA Tactical Manager 400-I             0.45%         0.25%            3.91%
AXA Tactical Manager 500-I             0.45%         0.25%            0.40%
AXA Tactical Manager 2000-I            0.45%         0.25%            1.45%
AXA Tactical Manager International-I   0.45%         0.25%            1.55%
------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund   0.75%         0.25%            0.51%
Invesco V.I. Mid Cap Core Equity       0.73%         0.25%            0.31%
Invesco V.I. Small Cap Equity          0.75%         0.25%            0.34%
------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)          0.56%         0.25%            0.11%
------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------------------------------------------------------------------------
Ivy Funds VIP Energy                   0.85%         0.25%            0.23%
Ivy Funds VIP High Income              0.62%         0.25%            0.11%
------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equi1.00%         0.25%            0.31%
------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
------------------------------------------------------------------------------------
MFS(R) International Value             0.90%         0.25%            0.19%
MFS(R) Investors Growth Stock Series   0.75%         0.25%            0.11%
MFS(R) Investors Trust Series          0.75%         0.25%            0.11%
MFS(R) Technology                      0.75%         0.25%            0.86%
MFS(R) Utilities                       0.73%         0.25%            0.09%
------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                            ACQUIRED                                         NET
                                             FUND         TOTAL ANNUAL    FEE WAIVERS      ANNUAL
                                           FEES AND         EXPENSES        AND/OR        EXPENSES
                                           EXPENSES         (BEFORE         EXPENSE        (AFTER
                                          (UNDERLYING       EXPENSE       REIMBURSE-      EXPENSE
 PORTFOLIO NAME                         PORTFOLIOS)(8)    LIMITATIONS)     MENTS(9)     LIMITATIONS)
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
-----------------------------------------------------------------------------------------------------
AXA Tactical Manager 400-I             0.01%            4.62%           (3.66)%        0.96%
AXA Tactical Manager 500-I               --             1.10%           (0.15)%        0.95%
AXA Tactical Manager 2000-I              --             2.15%           (1.20)%        0.95%
AXA Tactical Manager International-I     --             2.25%           (1.30)%        0.95%
-----------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund     --             1.34%           (0.06)%        0.98%
Invesco V.I. Mid Cap Core Equity       0.03%            1.33%              --          1.56%
Invesco V.I. Small Cap Equity            --             0.98%              --          1.07%
-----------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)            --             1.32%                          1.33%
-----------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
-----------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy                     --             1.56%                          1.34%
Ivy Funds VIP High Income                --             1.07%                          1.11%
-----------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC.
-----------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equi  --             1.34%                          1.11%
-----------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUSTS
-----------------------------------------------------------------------------------------------------
MFS(R) International Value               --             1.11%                          2.15%
MFS(R) Investors Growth Stock Series     --             1.86%                          4.05%
MFS(R) Investors Trust Series            --             2.15%                          0.95%
MFS(R) Technology                        --             4.62%           (0.57)%        0.96%
MFS(R) Utilities                         --             1.11%                          1.86%
-----------------------------------------------------------------------------------------------------

3. In the table above, footnote (6) regarding 12b-1 fees is deleted in its entirety and replaced with the following:

   (6)Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the AXA Premier VIP Trust and EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.25% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

4. The Examples shown in the prospectus are deleted in their entirety and replaced with the following:

EXAMPLES: EQUI-VEST(R) STRATEGIES(SM) CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Strategies(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0962% of account value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account charges; (ii) your certificate has no withdrawal charge or no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the enhanced death benefit.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) that the enhanced death benefit has been elected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



----------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU ANNUITIZE AT THE END OF THE
                                                                                                 APPLICABLE
                                          IF YOU SURRENDER YOUR CONTRACT AT           TIME PERIOD AND SELECT A NON-LIFE
                                                       THE END                        CONTINGENT PERIOD CERTAIN ANNUITY
                                            OF THE APPLICABLE TIME PERIOD            OPTION WITH LESS THAN TEN YEARS(1)
                                     ----------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the            $1,169     $2,401     $3,600      $6,065     N/A       $2,401     $3,600      $6,065
    Portfolios
(b) assuming minimum fees and
    expenses of any of the            $  749     $1,187     $1,652      $2,338     N/A       $1,187     $1,652      $2,338
    Portfolios
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR
                                                CONTRACT AT THE END
                                           OF THE APPLICABLE TIME PERIOD
                                     ----------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
 ----------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
 expenses of any of the Portfolios      $636     $1,883     $3,096     $5,987
(b) assuming minimum fees and
 expenses of any of the Portfolios      $193     $  596     $1,024     $2,216
-----------------------------------------------------------------------------------------------------------------------------

(1) If a non-life contingent period certain annuity option of ten years or more is chosen, a withdrawal charge would still apply if the annuity option is chosen before three participation years have elapsed.


5. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           INVESTMENT MANAGER (OR
EQ ADVISORS TRUST - CLASS IB SHARES                                                                        SUB-ADVISER(S), AS
PORTFOLIO NAME                          OBJECTIVE                                                          APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I             Seeks to achieve long-term growth of capital with an                o AllianceBernstein L.P.
                                       emphasis on risk-adjusted returns and lower volatility over         o AXA Equitable
                                       a full market cycle relative to traditional equity funds and        o BlackRock Investment
                                       equity market indexes, by investing in a combination of               Management, LLC
                                       long and short positions on equity securities of
                                       mid-capitalization companies, including securities
                                       included in the Standard & Poor's MidCap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I             Seeks to achieve long-term growth of capital with an                o AllianceBernstein L.P.
                                       emphasis on risk-adjusted returns and lower volatility over         o AXA Equitable
                                       a full market cycle relative to traditional equity funds and        o BlackRock Investment
                                       equity market indexes, by investing in a combination of               Management, LLC
                                       long and short positions on equity securities of
                                       large-capitalization companies, including securities
                                       included in the Standard & Poor's 500 Composite Stock
                                       Price Index.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
EQ ADVISORS TRUST - CLASS IB SHARES                                                                           SUB-ADVISER(S), AS
PORTFOLIO NAME                             OBJECTIVE                                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I               Seeks to achieve long-term growth of capital with an             o AllianceBernstein L.P
                                          emphasis on risk-adjusted returns and lower volatility over      o AXA Equitable
                                          a full market cycle relative to traditional equity funds and     o BlackRock Investment
                                          equity market indexes, by investing in a combination of            Management, LLC
                                          long and short positions on equity securities of
                                          small-capitalization companies, including securities
                                          included in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER                      Seeks to achieve long-term growth of capital with an             o AllianceBernstein L.P
 INTERNATIONAL-I                          emphasis on risk-adjusted returns and lower volatility over      o AXA Equitable
                                          a full market cycle relative to traditional equity funds and     o BlackRock Investment
                                          equity market indexes, by investing in a combination of            Management, LLC
                                          long and short positions on equity securities of foreign
                                          companies, including securities included in the Morgan
                                          Stanley Capital International EAFE Index, ASX SPI 200
                                          Index, Dow Jones EURO STOXX 50 Index(R), FTSE 100 Index
                                          and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
                                                                                                              SUB-ADVISER(S), AS
PORTFOLIO NAME                            OBJECTIVE                                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND      The fund's investment objective is high total return             o Invesco Advisers Inc.
                                          through growth of capital and current income.                    o Invesco Asset
                                                                                                             management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY          The fund's investment objective is long-term growth of           o Invesco Advisers Inc.
 FUND                                     capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND        The fund's investment objective is long-term growth of           o Invesco Advisers Inc.
                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
                                                                                                              SUB-ADVISER(S), AS
PORTFOLIO NAME                            OBJECTIVE                                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO   Seeks long-term capital appreciation.                            o Fidelity Management
Ivy Funds Variable Insurance                                                                                 & Research Company
                                                                                                             (FMR)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
PRODUCTS - SERVICE CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
                                                                                                              SUB-ADVISER(S), AS
PORTFOLIO NAME                            OBJECTIVE                                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                      Seeks to provide long-term capital appreciation.                 o Waddell & Reed
IVY FUNDS VIP HIGH INCOME                 Seeks, as its primary objective, a high level of current           Investment Management
                                          income. As a secondary objective, the Portfolio seeks              Company (WRIMCO)
                                          capital growth when consistent with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
                                                                                                              SUB-ADVISER(S), AS
PORTFOLIO NAME                            OBJECTIVE                                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING                Seeks long-term capital appreciation.                            o Lazard Asset Management
MARKETS EQUITY PORTFOLIO                                                                                     LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INVESTMENT MANAGER (OR
                                                                                                              SUB-ADVISER(S), AS
PORTFOLIO NAME                            OBJECTIVE                                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek capital                    o Massachussetts
PORTFOLIO                            appreciation.                                                           Financial Services
                                                                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital                    o Massachussetts
 SERIES                              appreciation.                                                           Financial Services
                                                                                                             Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek capital                    o Massachussetts
                                     appreciation.                                                           Financial Services
                                                                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO          The fund's investment objective is to seek capital                    o Massachussetts
                                     appreciation.                                                           Financial Services
                                                                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES              The fund's investment objective is to seek total return.              o Massachussetts
                                                                                                             Financial Services
                                                                                                             Company
-----------------------------------------------------------------------------------------------------------------------------------

6. TEXAS ORP PLANS

   For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP), the variable investment options that invest in portfolios of the unaffiliated trusts are not available. You may allocate amounts to the variable investment options that invest in the AXA Tactical Manager Portfolios now available to you. Please see Appendix IV - "State contract availability and/or variations of certain features and benefits" for other contract variations in Texas.

7. PORTFOLIO SUB-ADVISER CHANGES

   A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

   B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC
      ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


8.    DISRUPTIVE TRANSFER ACTIVITY

The fourth paragraph under "Disruptive transfer activity" in "Transferring your money among investment options" has been deleted in its entirety and replaced with the following:

  We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

9.  DISTRIBUTION OF THE CONTRACTS

In "Distribution of the contracts" under "More information" the seventh paragraph is deleted in its entirety and replaced with the following:

AXA Advisors receives 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

  12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

  ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor
  (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716


























EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
EQUI-VEST(R) STRATEGIES(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA
                                   EQUITABLE.
DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, 1290 AVENUE OF THE AMERICAS, NEW
                                YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA EQUITABLE LIFE INSURANCE COMPANY


SUPPLEMENT DATED AUGUST 27, 2010 TO THE MAY 1, 2010 VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS OF AXA EQUITABLE LIFE INSURANCE COMPANY

EQUI-VEST(R) STRATEGIES(SM) (SERIES 901)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2010 as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available five new variable investment options. These variable investment options invest in different unaffiliated Portfolios managed by professional investment advisers.


1. The names of the variable investment options are added to the cover page of your Prospectus as follows:


        -------------------------------------------------
        VARIABLE INVESTMENT OPTIONS
        -------------------------------------------------
        FIXED INCOME
        -------------------------------------------------
        o Ivy Funds VIP High Income
        -------------------------------------------------
        DOMESTIC STOCKS
        -------------------------------------------------
        o MFS(R) Investors Growth Stock Series
        o MFS(R) Technology
        o MFS(R) Utilities
        -------------------------------------------------
        INTERNATIONAL STOCKS
        -------------------------------------------------
        o Lazard Retirement Emerging Markets Equity
        -------------------------------------------------

2. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME            Seeks, as its primary objective, a high level of    o Waddell & Reed Investment Management
                                     current income. As a secondary objective, the         Company (WRIMCO)
                                     Portfolio seeks capital growth when consistent with
                                     its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.               o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital  o Massachusetts Financial Services Company
 SERIES                              appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO          The fund's investment objective is to seek capital  o Massachusetts Financial Services Company appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES              The fund's investment objective is to seek total    o Massachusetts Financial Services Company
                                     return.
------------------------------------------------------------------------------------------------------------------------------------

888-114 (8/10)                                                Catalog No. 145386
EV901 IF/New Biz (SAR)                                                    x03249

3.   PORTFOLIO SUB-ADVISER CHANGES

     A. Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

     B. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

          AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

4.   SELECTING YOUR INVESTMENT METHOD

In "Contract features and benefits," the five new variable investment options are added to the table under "Selecting your investment method" as follows:

        --------------------------------------------------------
                    INVESTMENT OPTIONS
        --------------------------------------------------------
                            A
        --------------------------------------------------------
        DOMESTIC STOCKS
        --------------------------------------------------------
        o MFS(R) Investors Growth Stock Series
        o MFS(R) Technology
        o MFS(R) Utilities
        --------------------------------------------------------
        INTERNATIONAL STOCKS
        --------------------------------------------------------
        o Lazard Retirement Emerging Markets Equity
        --------------------------------------------------------
                            B
        --------------------------------------------------------
        FIXED INCOME
        --------------------------------------------------------
        o Ivy Funds VIP High Income
        --------------------------------------------------------

5. ADDITION OF AXA DISTRIBUTORS, LLC TO SERVE AS A DISTRIBUTOR OF EQUI-VEST(R) STRATEGIES (SERIES 901) CONTRACTS

     Effective immediately, AXA Distributors, LLC ("ADL") will serve as a distributor of the contracts and continue to serve as a principal underwriter of Separate Account A. In "More information," the section entitled "Distribution of the contracts" is replaced with the following:


     DISTRIBUTION OF THE CONTRACTS

     The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

     AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

     The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

     AXA Equitable pays compensation to both Distributors based on contracts sold.

     Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

     Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.70% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

     The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) Strategies(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

     The Distributors receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

     AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

          12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

          ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.

     In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

     These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

     In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

     Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

     In the Statement of Additional Information:

          In "Distribution of the contracts," the following is added as the second paragraph:

          Effective immediately, pursuant to a Distribution and Servicing Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, AXA Distributors will also serve as a principal underwriter of Separate Account A and distributor of the contracts.

6.   INVESTMENT OBJECTIVE CHANGES TO THE AXA TACTICAL MANAGER PORTFOLIOS:

     Effective August 1, 2010, in the table under "Portfolios of the Trusts," the investment objectives for the AXA Tactical Manager portfolios have been deleted in their entirety and replaced with the following:


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
400-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
500-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
2000-I                 volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
International-I        volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index,
                       Dow Jones EURO STOXX 50 Index(R), FTSE 100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------

HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716


























EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
EQUI-VEST(R) STRATEGIES(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE
                             LIFE STRATEGIES(SM).
   CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.




                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

                                     PART C

                                OTHER INFORMATION

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 7 to the Registration Statement.

Item 24. Financial Statements and Exhibits

         10(b)       Consent of PricewaterhouseCoopers LLP

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the Requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 26 day of August, 2010.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company (Depositor)


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Associate
                                                   General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron          Mary R. (Nina) Henderson   Joseph H. Moglia
Henri de Castries               James F. Higgins           Lorie A. Slutsky
Denis Duverne                   Peter S. Kraus             Ezra Suleiman
Charlynn Goins                  Scott D. Miller            Peter J. Tobin
Danny L. Hale                                              Richard C. Vaughan
Anthony J. Hamilton




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 26, 2010

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                           TAG VALUE
-----------                                                         ------------

10(b)                     Consent of PricewaterhouseCoopers LLP      EX-99.10b